Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.01	$ 0.01
Authorized shares, preferred	200,000	200,000
Issued shares, preferred	0	0
Common stock par value	$ 0.01	$ 0.01
Authorized shares, common	8,500,000	8,500,000
Issued shares, common	3,957,135	3,957,135
Treasury stock, shares held	313,707	313,807